Operating leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases, Operating [Abstract]
Future Minimum Rental Payments	Future minimum rental payments are as follows:

Year	(In US$ millions)
2017	17
2018	10
2019	8
2020	7
2021	6
2022 and thereafter	5
Total	53